Fair value measurements (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Schedule of assets and liabilities that are measured at fair value on a recurring basis

		December 31, 2021
	Fair Value	Total	Level 1	Level 2	Level 3
GRNV Sponsor Private Warrants	$0.76 each	$1,596	—	—	$1,596
Total		$1,596	$—	$—	$1,596

		December 31, 2020
	Fair Value	Total	Level 1	Level 2	Level 3
2020 Warrant Purchase Agreement	$26.19 each	$6,439	—	—	$6,439
Total		$6,439	$—	$—	$6,439